Commitments and guarantees (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of guarantees

December 31,	2025			2024
	Guarantee	Restricted cash	Liability	Guarantee	Restricted cash	Liability
Associates and joint ventures	233	–	–	210	–	–
Assets retirement obligations	1,134	–	–	1,091	–	–
	1,367	–	–	1,301	–	–